Document and Entity Information Document	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Commerce Bancshares, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	001-36502
Entity Tax Identification Number	43-0889454
Entity Address, Address Line One	1000 Walnut,
Entity Address, City or Town	Kansas City,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	816
Local Phone Number	234-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	$5 Par Value Common Stock
Trading Symbol	CBSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000022356